Investor A C Institutional and Class R [Member] Average Annual Total Returns - Investor A, C, Institutional and Class R		12 Months Ended	15 Months Ended
		Dec. 31, 2025	Dec. 31, 2025
Russell 1000® Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.37%	16.36%
Bloomberg U.S. Aggregate Bond Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	2.89%
LifePath Dynamic 2070 Fund Custom Benchmark (Reflects no deduction for fees, expenses or taxes except as noted)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	21.74%	16.39%
Class R
Prospectus [Line Items]
Average Annual Return, Percent		20.45%	14.42%
Performance Inception Date			Sep. 24, 2024
Institutional
Prospectus [Line Items]
Average Annual Return, Percent		20.98%	14.93%
Performance Inception Date			Sep. 24, 2024
Institutional | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		19.49%	13.67%
Performance Inception Date			Sep. 24, 2024
Institutional | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		12.39%	10.88%
Performance Inception Date			Sep. 24, 2024
Investor A
Prospectus [Line Items]
Average Annual Return, Percent		14.39%	9.92%
Performance Inception Date			Sep. 24, 2024
Investor C
Prospectus [Line Items]
Average Annual Return, Percent		18.84%	13.83%
Performance Inception Date			Sep. 24, 2024

[1]	Returns for net indices generally assume the reinvestment of dividends after the deduction of the maximum withholding tax in each country applicable to non‑residents of the country as determined by the index provider. Such indices use withholding tax rates that are often at a higher rate than the rates to which the Fund is subject in each country, including for countries where the Fund is not subject to withholding taxes. When this is the case, index performance will be lower than if the index used the Fund’s applicable withholding tax rates, if any.